UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2017

CLEARBRIDGE

SELECT FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide long-term growth of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Select Fund for the six-month reporting period ended April 30, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2017

II	ClearBridge Select Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended April 30, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2016 U.S. gross domestic product (“GDP”)i growth was 3.5%, the strongest reading in two years. Fourth quarter 2016 GDP growth then moderated to 2.1%. Finally, the U.S. Department of Commerce’s second reading for first quarter 2017 GDP growth — released after the reporting period ended — was 1.2%. The deceleration in growth reflected downturns in private inventory investment and personal consumption expenditures.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on April 30, 2017, the unemployment rate was 4.4%, as reported by the U.S. Department of Labor. This was the lowest unemployment rate since May 2007. The percentage of longer-term unemployed also declined over the period. In April 2017, 22.6% of Americans looking for a job had been out of work for more than six months, versus 24.8% when the period began.

ClearBridge Select Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting in mid-December 2016. On December 14, 2016, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that concluded on March 15, 2017. At that time the Fed said, “The Committee expects that economic conditions will evolve in a manner that will warrant gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.” Finally, at its meeting that concluded on May 3, 2017 — after the reporting period ended — the Fed kept rates on hold.

Q. What factors impacted the U.S. stock market during the reporting period?

A. While there were periods of volatility, the U.S. stock market rose sharply and posted strong results during the reporting period as a whole. The market rallied over the first four months of the period and reached several new all-time highs. This was driven by expectations for improving economic growth, an increase in fiscal spending and a rollback for certain government regulations under President Donald Trump’s administration. After largely treading water in March 2017, the market again rallied in April 2017, as first quarter 2017 corporate profits were generally better than expected. All told, for the six months ended April 30, 2017, the S&P 500 Indexiv gained 13.32%.

Looking at the U.S. stock market more closely, small-cap stocks, as measured by the Russell 2000 Indexv, generated the strongest returns, as they gained 18.37% over the reporting period. In contrast, mid-cap stocks generated the relatively weakest results, with the Russell Midcap Indexvi returning 12.94%, whereas large-cap stocks, as measured by the Russell 1000 Indexvii, rose 13.46%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned 15.47% and 12.18%, respectively, during the six months ended April 30, 2017.

Performance review

For the six months ended April 30, 2017, Class I shares of ClearBridge Select Fund returned 16.98%. The Fund’s unmanaged benchmark, the Russell 3000 Indexx, returned 13.83% for the same period. The Lipper Mid-Cap Core Funds Category Average1 returned 13.49% over the same time frame.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 448 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	ClearBridge Select Fund

Performance Snapshot as of April 30, 2017 (unaudited)
(excluding sales charges)	6 months
ClearBridge Select Fund:
Class A	16.83%
Class C	16.33%
Class FI	16.75%
Class I	16.98%
Class IS	17.02%
Russell 3000 Index	13.83%
Lipper Mid-Cap Core Funds Category Average	13.49%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2017, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class I and Class IS shares were 3.22%, 4.21%, 3.34%, 2.89% and 2.80%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets will not exceed 1.50% for Class A shares, 2.25% for Class C shares, 1.50% for Class FI shares, 1.15% for Class I shares and 1.05% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waving fees and/or reimbursing expenses for Class A, Class C, Class FI, Class I and Class IS exceed the expense cap as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

ClearBridge Select Fund	V

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2017

RISKS: Equity securities are subject to market and price fluctuations. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rate rise, the value of fixed income securities falls. High yield bonds, commonly known as “junk bonds,” are subject to a greater price volatility, illiquidity and possibility of default. As a non-diversified fund, it is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. Investments in privately placed securities involve additional risks, including that the issuers of such securities are not typically subject to the same disclosure and other regulatory requirements and oversight to which public issuers are subject. There may be very little public information available about the issuers and they may have limited liquidity. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Short positions involve leverage and there is no limit on the amount of loss on a security that is sold short. The fund may suffer significant losses if assets that the fund sells short appreciate rather than depreciate in value. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	ClearBridge Select Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

vi

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

vii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

viii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

[x]	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ClearBridge Select Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2017 and October 31, 2016 and does not include derivatives, such as written options and securities sold short. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Select Fund 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2016 and held for the six months ended April 30, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	16.83%	$1,000.00	$1,168.30	1.43%	$7.69	Class A	5.00%	$1,000.00	$1,017.70	1.43%	$7.15
Class C	16.33	1,000.00	1,163.30	2.25	12.07	Class C	5.00	1,000.00	1,013.64	2.25	11.23
Class FI	16.75	1,000.00	1,167.50	1.48	7.95	Class FI	5.00	1,000.00	1,017.46	1.48	7.40
Class I	16.98	1,000.00	1,169.80	1.05	5.65	Class I	5.00	1,000.00	1,019.59	1.05	5.26
Class IS	17.02	1,000.00	1,170.20	1.05	5.65	Class IS	5.00	1,000.00	1,019.59	1.05	5.26

2	ClearBridge Select Fund 2017 Semi-Annual Report

[1]	For the six months ended April 30, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

ClearBridge Select Fund 2017 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2017

ClearBridge Select Fund

Security	Shares	Value
Common Stocks — 85.1%
Consumer Discretionary — 7.2%
Auto Components — 0.7%
Fox Factory Holding Corp.	4,110	$123,505	*
Media — 2.2%
Lions Gate Entertainment Corp., Class A Shares	6,598	172,670
Lions Gate Entertainment Corp., Class B Shares	8,434	201,151	*
Total Media		373,821
Specialty Retail — 4.1%
Advance Auto Parts Inc.	1,911	271,630
Ross Stores Inc.	6,370	414,050
Total Specialty Retail		685,680
Textiles, Apparel & Luxury Goods — 0.2%
Canada Goose Holdings Inc.	2,200	37,026
Total Consumer Discretionary		1,220,032
Consumer Staples — 1.2%
Food Products — 1.2%
Blue Buffalo Pet Products Inc.	8,280	204,102
Energy — 0.4%
Energy Equipment & Services — 0.4%
Newpark Resources Inc.	10,040	76,806	*
Financials — 2.2%
Capital Markets — 2.2%
Financial Engines Inc.	4,435	188,488
KKR & Co. LP	9,240	175,375
Total Financials		363,863
Health Care — 14.1%
Biotechnology — 2.0%
Alexion Pharmaceuticals Inc.	2,612	333,761	*
Health Care Equipment & Supplies — 2.9%
Endologix Inc.	10,712	80,233	*
Insulet Corp.	6,297	273,353	*
Novadaq Technologies Inc.	20,463	142,422	*
Total Health Care Equipment & Supplies		496,008
Health Care Providers & Services — 1.4%
Surgery Partners Inc.	14,003	240,852	*
Health Care Technology — 2.0%
athenahealth Inc.	3,411	334,312	*

See Notes to Financial Statements.

4	ClearBridge Select Fund 2017 Semi-Annual Report

ClearBridge Select Fund

Security	Shares	Value
Life Sciences Tools & Services — 4.5%
Albany Molecular Research Inc.	11,780	$188,598
INC Research Holdings Inc., Class A Shares	5,440	244,800	*
PAREXEL International Corp.	5,063	323,171	*
Total Life Sciences Tools & Services		756,569
Pharmaceuticals — 1.3%
Pacira Pharmaceuticals Inc.	4,352	211,290	*
Total Health Care		2,372,792
Industrials — 5.4%
Building Products — 2.1%
Trex Co. Inc.	4,910	359,363	*
Commercial Services & Supplies — 1.9%
Copart Inc.	10,084	311,595	*
Trading Companies & Distributors — 1.4%
H&E Equipment Services Inc.	11,209	236,734
Total Industrials		907,692
Information Technology — 49.8%
Electronic Equipment, Instruments & Components — 1.1%
IPG Photonics Corp.	1,430	180,638	*
Internet Software & Services — 24.0%
Alteryx Inc., Class A Shares	11,002	175,922
Baidu Inc., ADR	1,305	235,200	*
Cloudera Inc.	3,500	63,350
comScore Inc.	8,488	218,142	*
Cornerstone OnDemand Inc.	8,132	319,425	*
MercadoLibre Inc.	1,798	411,580
MINDBODY Inc., Class A Shares	14,244	403,818	*
New Relic Inc.	8,560	342,229	*
Okta Inc.	4,000	104,200
Pandora Media Inc.	16,531	179,361	*
Points International Ltd.	29,450	261,811	*
Shopify Inc., Class A Shares	5,537	420,535	*
Wix.com Ltd.	3,992	329,140	*
XO Group Inc.	19,188	336,749	*
Yext Inc.	4,200	62,328
Zillow Group Inc., Class A Shares	1,419	54,617	*
Zillow Group Inc., Class C Shares	3,078	120,042	*
Total Internet Software & Services		4,038,449

See Notes to Financial Statements.

ClearBridge Select Fund 2017 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2017

ClearBridge Select Fund

Security	Shares	Value
IT Services — 2.8%
Alliance Data Systems Corp.	570	$142,289
Visa Inc., Class A Shares	3,604	328,757
Total IT Services		471,046
Software — 19.1%
Adobe Systems Inc.	2,510	335,687	*
Atlassian Corp. PLC, Class A Shares	6,790	234,119	*
Barracuda Networks Inc.	8,197	166,645	*
BroadSoft Inc.	6,908	265,267	*
Citrix Systems Inc.	4,487	363,178	*
Fortinet Inc.	11,874	463,086	*
Imperva Inc.	3,068	136,373	*
MicroStrategy Inc., Class A Shares	714	135,781	*
Qualys Inc.	8,870	340,608	*
ServiceNow Inc.	4,619	436,403	*
Tableau Software Inc., Class A Shares	3,407	182,888	*
Varonis Systems Inc.	4,924	154,614	*
Total Software		3,214,649
Technology Hardware, Storage & Peripherals — 2.8%
Apple Inc.	3,253	467,293
Total Information Technology		8,372,075
Real Estate — 4.8%
Equity Real Estate Investment Trusts (REITs) — 3.4%
SBA Communications Corp.	4,491	568,066	*
Real Estate Management & Development — 1.4%
CBRE Group Inc., Class A Shares	6,595	236,167	*
Total Real Estate		804,233
Total Common Stocks (Cost — $10,051,238)		14,321,595
Investments in Underlying Funds — 1.2%
SPDR Series Trust — SPDR S&P Oil & Gas Exploration & Production ETF (Cost — $152,333)	5,580	195,021
Preferred Stocks — 1.2%
Consumer Discretionary — 0.6%
Media — 0.6%
Turn Inc., Series E Shares	12,626	97,631	*(a)(b)(c)
Information Technology — 0.6%
Software — 0.6%
DocuSign Inc.	5,919	107,252	*(a)(b)(c)
Total Preferred Stocks (Cost — $218,313)		204,883
Total Investments before Short-Term Investments (Cost — $10,421,884)		14,721,499

See Notes to Financial Statements.

6	ClearBridge Select Fund 2017 Semi-Annual Report

ClearBridge Select Fund

Security	Rate	Shares	Value
Short-Term Investments — 10.7%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost — $1,802,273)	0.643%	1,802,273	$1,802,273
Total Investments — 98.2% (Cost — $12,224,157#)			16,523,772
Other Assets in Excess of Liabilities — 1.8%			299,797
Total Net Assets — 100.0%			$16,823,569

*	Non-income producing security.

(a)	Restricted security (See Note 8).

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)	Security is valued using significant unobservable inputs.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
ETF	— Exchange-Traded Fund

Security	Shares	Value
Securities Sold Short† — (1.0)%
Consumer Discretionary — (1.0)%
Media — (1.0)%
Omnicom Group Inc. (Proceeds — $(165,507))	(1,978)	$(162,433)

†	Percentages indicated are based on net assets.

See Notes to Financial Statements.

ClearBridge Select Fund 2017 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

April 30, 2017

Assets:
Investments, at value (Cost — $12,224,157)	$16,523,772
Receivable for Fund shares sold	415,162
Deposits with brokers for securities sold short	176,234
Receivable for securities sold	122,242
Receivable from investment manager	3,091
Interest receivable	835
Prepaid expenses	43,575
Total Assets	17,284,911

Liabilities:
Payable for securities purchased	250,309
Investments sold short, at value (proceeds received — $165,507)	162,433
Payable for Fund shares repurchased	626
Service and/or distribution fees payable	144
Due to custodian	233
Trustees’ fees payable	4
Accrued expenses	47,593
Total Liabilities	461,342
Total Net Assets	$16,823,569

Net Assets:
Par value (Note 7)	$10
Paid-in capital in excess of par value	12,222,345
Accumulated net investment loss	(120,600)
Accumulated net realized gain on investments and written options	419,125
Net unrealized appreciation on investments and short sales	4,302,689
Total Net Assets	$16,823,569

See Notes to Financial Statements.

8	ClearBridge Select Fund 2017 Semi-Annual Report

Net Assets:
Class A	$702,957
Class C	$71,996
Class FI	$42,944
Class I	$7,353,588
Class IS	$8,652,084

Shares Outstanding:
Class A	41,059
Class C	4,327
Class FI	2,508
Class I	420,867
Class IS	496,303

Net Asset Value:
Class A (and redemption price)	$17.12
Class C*	$16.64
Class FI (and redemption price)	$17.12
Class I (and redemption price)	$17.47
Class IS (and redemption price)	$17.43
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$18.16

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

ClearBridge Select Fund 2017 Semi-Annual Report	9

Statement of operations (unaudited)

For the Six Months Ended April 30, 2017

Investment Income:
Dividends	$14,847
Interest	3,180
Less: Foreign taxes withheld	(79)
Total Investment Income	17,948

Expenses:
Investment management fee (Note 2)	62,052
Registration fees	34,423
Audit and tax fees	16,985
Legal fees	16,821
Shareholder reports	9,738
Fund accounting fees	8,819
Transfer agent fees (Note 5)	2,422
Service and/or distribution fees (Notes 2 and 5)	1,127
Custody fees	561
Trustees’ fees	372
Insurance	227
Miscellaneous expenses	3,725
Total Expenses	157,272
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(86,970)
Net Expenses	70,302
Net Investment Loss	(52,354)

Realized and Unrealized Gain (Loss) on Investments, Written Options and Short Sales (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	446,002
Written options	6,667
Net Realized Gain	452,669
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	1,594,452
Written options	(1,432)
Securities sold short	3,074
Change in Net Unrealized Appreciation (Depreciation)	1,596,094
Net Gain on Investments, Written Options and Short Sales	2,048,763
Increase in Net Assets From Operations	$1,996,409

See Notes to Financial Statements.

10	ClearBridge Select Fund 2017 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2017 (unaudited) and the Year Ended October 31, 2016	2017	2016

Operations:
Net investment loss	$(52,354)	$(76,895)
Net realized gain	452,669	144,382
Change in net unrealized appreciation (depreciation)	1,596,094	83,384
Increase in Net Assets From Operations	1,996,409	150,871

Distributions to Shareholders From (Notes 1 and 6):
Net realized gains	(123,240)	(537,155)
Decrease in Net Assets From Distributions to Shareholders	(123,240)	(537,155)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	5,877,314	2,055,601
Reinvestment of distributions	111,910	483,204
Cost of shares repurchased	(2,009,857)	(1,937,966)
Increase in Net Assets From Fund Share Transactions	3,979,367	600,839
Increase in Net Assets	5,852,536	214,555

Net Assets:
Beginning of period	10,971,033	10,756,478
End of period*	$16,823,569	$10,971,033
*Includes accumulated net investment loss of:	$(120,600)	$(68,246)

See Notes to Financial Statements.

ClearBridge Select Fund 2017 Semi-Annual Report	11

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2017[2]	2016	2015	2014	2013[3]

Net asset value, beginning of period	$14.81	$15.30	$15.65	$14.05	$14.04

Income (loss) from operations:
Net investment loss	(0.09)	(0.16)	(0.18)	(0.14)	(0.02)
Net realized and unrealized gain	2.57	0.44	0.34	2.27	0.03
Total income from operations	2.48	0.28	0.16	2.13	0.01

Less distributions from:
Net investment income	—	—	—	(0.01)	—
Net realized gains	(0.17)	(0.77)	(0.51)	(0.52)	—
Total distributions	(0.17)	(0.77)	(0.51)	(0.53)	—

Net asset value, end of period	$17.12	$14.81	$15.30	$15.65	$14.05
Total return[4]	16.83%	1.97%	0.93%	15.79%	0.07%

Net assets, end of period (000s)	$703	$765	$384	$148	$10

Ratios to average net assets:
Gross expenses	2.80%[5]	3.20%	2.77%	3.00%	6.95%[5]
Net expenses[6,7]	1.43 [5]	1.49	1.45	1.28	1.50 [5]
Net investment loss	(1.11) [5]	(1.15)	(1.15)	(0.93)	(1.41) [5]

Portfolio turnover rate	19%[8]	25%	29%	33%	16%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2017 (unaudited).

[3]	For the period September 23, 2013 (inception date) to October 31, 2013.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 21% for the six months ended April 30, 2017.

[9]	For the period November 30, 2012 to October 31, 2013.

See Notes to Financial Statements.

12	ClearBridge Select Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2017[2]	2016	2015	2014	2013[3]

Net asset value, beginning of period	$14.46	$15.03	$15.51	$14.04	$14.04

Income (loss) from operations:
Net investment loss	(0.15)	(0.26)	(0.30)	(0.25)	(0.03)
Net realized and unrealized gain	2.50	0.46	0.33	2.24	0.03
Total income from operations	2.35	0.20	0.03	1.99	0.00	[4]

Less distributions from:
Net investment income	—	—	—	(0.00) [4]	—
Net realized gains	(0.17)	(0.77)	(0.51)	(0.52)	—
Total distributions	(0.17)	(0.77)	(0.51)	(0.52)	—

Net asset value, end of period	$16.64	$14.46	$15.03	$15.51	$14.04
Total return[5]	16.33%	1.38%	0.15%	14.77%	0.00%

Net assets, end of period (000s)	$72	$51	$87	$24	$10

Ratios to average net assets:
Gross expenses	3.87%[6]	4.19%	3.73%	3.89%	7.69%[6]
Net expenses[7,8]	2.25 [6]	2.25	2.25	2.25	2.25	[6]
Net investment loss	(1.98) [6]	(1.96)	(1.96)	(1.71)	(2.15)	[6]

Portfolio turnover rate	19%[9]	25%	29%	33%	16%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2017 (unaudited).

[3]	For the period September 23, 2013 (inception date) to October 31, 2013.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 21% for the six months ended April 30, 2017.

[10]	For the period November 30, 2012 to October 31, 2013.

See Notes to Financial Statements.

ClearBridge Select Fund 2017 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2017[2]	2016	2015	2014	2013[3]

Net asset value, beginning of period	$14.82	$15.30	$15.66	$14.04	$10.00

Income (loss) from operations:
Net investment loss	(0.09)	(0.16)	(0.17)	(0.12)	(0.14)
Net realized and unrealized gain	2.56	0.45	0.32	2.26	4.18
Total income from operations	2.47	0.29	0.15	2.14	4.04

Less distributions from:
Net realized gains	(0.17)	(0.77)	(0.51)	(0.52)	—
Total distributions	(0.17)	(0.77)	(0.51)	(0.52)	—

Net asset value, end of period	$17.12	$14.82	$15.30	$15.66	$14.04
Total return[4]	16.75%	2.03%	0.87%	15.85%	40.40%

Net assets, end of period (000s)	$43	$37	$16	$16	$14

Ratios to average net assets:
Gross expenses	2.81%[5]	3.32%	2.57%	2.79%	6.45%[5]
Net expenses[6,7]	1.48 [5]	1.50	1.27	1.19	1.50 [5]
Net investment loss	(1.20) [5]	(1.16)	(1.08)	(0.83)	(1.26) [5]

Portfolio turnover rate	19%[8]	25%	29%	33%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2017 (unaudited).

[3]	For the period November 30, 2012 (inception date) to October 31, 2013.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 21% for the six months ended April 30, 2017.

See Notes to Financial Statements.

14	ClearBridge Select Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2017[2]	2016	2015	2014	2013[3]

Net asset value, beginning of period	$15.09	$15.51	$15.82	$14.15	$10.00

Income (loss) from operations:
Net investment loss	(0.06)	(0.12)	(0.13)	(0.08)	(0.07)
Net realized and unrealized gain	2.61	0.47	0.33	2.28	4.22
Total income from operations	2.55	0.35	0.20	2.20	4.15

Less distributions from:
Net investment income	—	—	—	(0.01)	—
Net realized gains	(0.17)	(0.77)	(0.51)	(0.52)	—
Total distributions	(0.17)	(0.77)	(0.51)	(0.53)	—

Net asset value, end of period	$17.47	$15.09	$15.51	$15.82	$14.15
Total return[4]	16.98%	2.34%	1.25%	16.15%	41.50%

Net assets, end of period (000s)	$7,354	$2,221	$2,022	$3,737	$842

Ratios to average net assets:
Gross expenses	2.36%[5]	2.87%	2.36%	2.92%	5.88%[5]
Net expenses[6,7]	1.05 [5]	1.15	1.13	1.10	0.89 [5]
Net investment loss	(0.79) [5]	(0.80)	(0.83)	(0.54)	(0.64) [5]

Portfolio turnover rate	19%[8]	25%	29%	33%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2017 (unaudited).

[3]	For the period November 30, 2012 (inception date) to October 31, 2013.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 21% for the six months ended April 30, 2017.

See Notes to Financial Statements.

ClearBridge Select Fund 2017 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2017[2]	2016	2015	2014	2013[3]

Net asset value, beginning of period	$15.05	$15.46	$15.76	$14.10	$10.00

Income (loss) from operations:
Net investment loss	(0.06)	(0.10)	(0.12)	(0.06)	(0.09)
Net realized and unrealized gain	2.61	0.46	0.33	2.26	4.19
Total income from operations	2.55	0.36	0.21	2.20	4.10

Less distributions from:
Net investment income	—	—	—	(0.02)	—
Net realized gains	(0.17)	(0.77)	(0.51)	(0.52)	—
Total distributions	(0.17)	(0.77)	(0.51)	(0.54)	—

Net asset value, end of period	$17.43	$15.05	$15.46	$15.76	$14.10
Total return[4]	17.02%	2.42%	1.32%	16.21%	41.00%

Net assets, end of period (000s)	$8,652	$7,898	$8,246	$8,138	$7,003

Ratios to average net assets:
Gross expenses	2.39%[5]	2.78%	2.29%	2.66%	5.97%[5]
Net expenses[6,7]	1.05 [5]	1.05	1.05	1.05	1.05 [5]
Net investment loss	(0.77) [5]	(0.70)	(0.75)	(0.39)	(0.81) [5]

Portfolio turnover rate	19%[8]	25%	29%	33%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2017 (unaudited).

[3]	For the period November 30, 2012 (inception date) to October 31, 2013.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 1.05%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 21% for the six months ended April 30, 2017.

See Notes to Financial Statements.

16	ClearBridge Select Fund 2017 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

ClearBridge Select Fund 2017 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18	ClearBridge Select Fund 2017 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks	$14,321,595	—	—	$14,321,595
Investments in underlying funds	195,021	—	—	195,021
Preferred stocks:
Consumer discretionary	—	—	$97,631	97,631
Information technology	—	—	107,252	107,252
Total long-term investments	14,516,616	—	204,883	14,721,499
Short-term investments†	1,802,273	—	—	1,802,273
Total investments	$16,318,889	—	$204,883	$16,523,772

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Securities sold short†	$162,433	—	—	$162,433

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred Stocks		Convertible Bonds & Notes
Investments in Securities	Consumer Discretionary	Information Technology	Consumer Discretionary	Total
Balance as of October 31, 2016	$21,212	$354,461	$3,927	$379,600
Accrued premiums/discounts	—	—	—	—
Realized gain (loss)[1]	—	175,027	3,993	179,020
Change in unrealized appreciation (depreciation)[2]	76,419	(213)	(1)	76,205
Purchases	—	—	—	—
Sales	—	(422,023)	(7,919)	(429,942)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of April 30, 2017	$97,631	$107,252	—	$204,883
Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2017[2]	$76,419	$12,312	—	$88,731

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

ClearBridge Select Fund 2017 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Short sale transactions. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at the time of replacement. The proceeds received by the Fund for the short sale are retained by the broker as collateral until the Fund replaces the borrowed security. If the market value of the security sold short increases, additional collateral may be required. The amount of collateral required is determined daily by reference to the market value of the short positions. Liabilities for securities sold short are marked-to-market daily and reported at market value in the financial statements.

Short sale transactions may result in a risk of loss that may exceed the amount shown on the Statement of Assets and Liabilities. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon termination of a short sale. Dividends on short positions are recorded as a liability on the

20	ClearBridge Select Fund 2017 Semi-Annual Report

ex-dividend date and are shown in the Statement of Operations as Dividend Expense because the Fund must pay the dividend to the lender of the security.

Short selling is a technique that may be considered speculative, involves risk beyond the amount of money used to secure each transaction and may represent a form of leverage.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of

ClearBridge Select Fund 2017 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of April 30, 2017, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

22	ClearBridge Select Fund 2017 Semi-Annual Report

(i) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(j) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For their services, LMPFA pays ClearBridge and Western Asset monthly an aggregate fee equal to 70% of the net management fee it receives from the Fund.

ClearBridge Select Fund 2017 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses, expenses related to short sales and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class I and Class IS shares did not exceed 1.50%, 2.25%, 1.50%, 1.15% and 1.05%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

During the six months ended April 30, 2017, fees waived and/or expenses reimbursed amounted to $86,970.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2017, LMIS and its affiliates did not retain sales charges on sales of the Fund’s Class A shares. In addition, there were no CDSCs paid to LMIS and its affiliates for the six months ended April 30, 2017.

As of April 30, 2017, Legg Mason and its affiliates owned 53% of the Fund.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$5,063,664
Sales	2,335,927	*

*	Excluding securities sold short in the amount of $165,507

24	ClearBridge Select Fund 2017 Semi-Annual Report

At April 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,461,033
Gross unrealized depreciation	(161,418)
Net unrealized appreciation	$4,299,615

During the six months ended April 30, 2017, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of October 31, 2016	87	$6,400
Options written	3	267
Options closed	—	—
Options exercised	—	—
Options expired	(90)	(6,667)
Written options, outstanding as of April 30, 2017	—	—

4. Derivative instruments and hedging activities

At April 30, 2017, the Fund did not have any derivative instruments outstanding.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2017. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Written options	$6,667

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Written options	$(1,432)

During the six months ended April 30, 2017, the volume of derivative activity for the Fund was as follows:

Average Market Value
Written options†	$1,038

†	At April 30, 2017, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C

ClearBridge Select Fund 2017 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$796	$476
Class C	282	136
Class FI	49	36
Class I	—	1,203
Class IS	—	571
Total	$1,127	$2,422

For the six months ended April 30, 2017, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$4,346
Class C	455
Class FI	263
Class I	27,945
Class IS	53,961
Total	$86,970

6. Distributions to shareholders by class

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
Net Realized Gains:
Class A	$8,523	$19,068
Class C	596	4,494
Class FI	423	829
Class I	24,372	100,783
Class IS	89,326	411,981
Total	$123,240	$537,155

7. Shares of beneficial interest

At April 30, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

26	ClearBridge Select Fund 2017 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2017		Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares sold	37,841	$632,045	41,214	$590,417
Shares issued on reinvestment	541	8,171	1,268	18,579
Shares repurchased	(48,961)	(791,181)	(15,964)	(218,552)
Net increase (decrease)	(10,579)	$(150,965)	26,518	$390,444

Class C
Shares sold	3,401	$53,305	18,922	$272,248
Shares issued on reinvestment	40	596	313	4,494
Shares repurchased	(2,617)	(40,580)	(21,549)	(275,722)
Net increase (decrease)	824	$13,321	(2,314)	$1,020

Class FI
Shares sold	—	—	1,373	$20,110
Shares issued on reinvestment	28	$423	56	829
Shares repurchased	(15)	(231)	(7)	(95)
Net increase	13	$192	1,422	$20,844

Class I
Shares sold	308,370	$5,127,269	45,004	$620,112
Shares issued on reinvestment	870	13,394	3,181	47,321
Shares repurchased	(35,545)	(594,414)	(31,361)	(440,599)
Net increase	273,695	$4,546,249	16,824	$226,834

Class IS
Shares sold	4,277	$64,695	35,176	$552,714
Shares issued on reinvestment	5,812	89,326	27,780	411,981
Shares repurchased	(38,467)	(583,451)	(71,522)	(1,002,998)
Net decrease	(28,378)	$(429,430)	(8,566)	$(38,303)

8. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 4/30/2017	Value per Share	Percent of Net Assets
DocuSign Inc.	5,919	4/15	$113,012	$107,252	$18.12	0.64%
Turn Inc., Series E Shares	12,626	12/13	105,301	97,631	7.73	0.58
			$218,313	$204,883		1.22%

ClearBridge Select Fund 2017 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

9. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

28	ClearBridge Select Fund 2017 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which ClearBridge Investments, LLC (“ClearBridge”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with ClearBridge, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of

ClearBridge Select Fund	29

Board approval of management and subadvisory agreements (unaudited) (cont’d)

services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and ClearBridge’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional mid-cap core funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one- and three-year periods ended June 30, 2016. The Fund performed below the median performance of the funds in the Performance Universe for the one-year period, but performed better than the median performance of the funds in the Performance Universe for the three-year period and was ranked in the first quintile of

30	ClearBridge Select Fund

the Performance Universe. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2016, which showed that the Fund’s performance was better than the Lipper category average during the third quarter. The Board also reviewed information prepared by Lipper comparing the Fund’s annualized total return for the three-year period ended June 30, 2016 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Trustees discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers and noted that the portfolio managers continued to apply a consistent investment strategy. The Trustees also noted that the Manager and ClearBridge were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, the Board was satisfied with the Fund’s long-term performance record. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund. In addition, because of the Manager’s fee waiver and/or expense reimbursement arrangement that was in effect for the Fund, which reduced the management fee paid to the Manager, the Board also reviewed and considered the actual management fee rate (after taking into account waivers and reimbursements) (the “Actual Management Fee”).

The Board also reviewed information regarding the fees the Manager and ClearBridge charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, institutional separate and commingled accounts and retail managed accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including

ClearBridge Select Fund	31

Board approval of management and subadvisory agreements (unaudited) (cont’d)

how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s overall expense ratio with those of a group of 12 institutional mid-cap core funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all institutional mid-cap core funds (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was higher than the median of management fees paid by the funds in the Expense Group, but that the Fund’s Actual Management Fee was lower than the median of management fees paid by the funds in the Expense Group. This information also showed that the Fund’s total expense ratio was at the median of the total expense ratios of the funds in the Expense Group, but was slightly higher than the median of the total expense ratios of the funds in the Expense Universe. The Trustees also noted the Manager’s fee waiver and/or expense reimbursement arrangement.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

32	ClearBridge Select Fund

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

ClearBridge Select Fund	33

ClearBridge

Select Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

ClearBridge Select Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

ClearBridge Select Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Select Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

CBAX015680 6/17 SR17-3074

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: June 22, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: June 22, 2017